As filed with the Securities and Exchange Commission on May 1, 2015

Securities Act File No. 333- 201676

Investment Company Act File No. 811-23025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4	☒

(Check appropriate box or boxes)

TCW Alternative Funds

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Patrick W. Dennis, Esq.

Vice President and Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(Name and Address of Agent for Service)

Copies To:

David A. Hearth, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

(415) 856-7000

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the day of May 1, 2015.

TCW ALTERNATIVE FUNDS

By:	/s/ Patrick W. Dennis
Patrick W. Dennis, Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* /s/ David S. DeVito	President and Chief Executive Officer	May 1, 2015
David S. DeVito

* /s/ Richard M. Villa	Treasurer	May 1, 2015
Richard M. Villa

* /s/ Patrick C. Haden	Trustee	May 1, 2015
Patrick C. Haden

* /s/ Peter McMillan	Trustee	May 1, 2015
Peter McMillan

* /s/ Andrew Tarica	Trustee	May 1, 2015
Andrew Tarica

* /s/ Jess Ravich	Trustee	May 1, 2015
Jess Ravich

* By:	/s/ Patrick W. Dennis
as Attorney-in-Fact and Agent pursuant to Power of Attorney

TCW ALTERNATIVE FUNDS

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase